Other Charges - Summary of Other Charges (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other charges [abstract]
Other charges	€ 1	€ 375	€ 235